Investment Objectives and Goals	Jan. 27, 2026
VELA Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the VELA Small Cap Fund is to provide long-term capital appreciation.
VELA Large Cap Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Large Cap Plus Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the VELA Large Cap Plus Fund is to provide long-term capital appreciation.
VELA International Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the VELA International Fund is to provide long-term capital appreciation.
VELA Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Income Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the VELA Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation.
VELA Short Duration Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Short Duration Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the VELA Short Duration Fund (“the Fund”) is to provide current income while the secondary objectives are protection of principal and competitive total return.
VELA Small-Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	VELA Small-Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the VELA Small-Mid Cap Fund is to provide long-term capital appreciation.